Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222704 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000222704 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222704 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000222704 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222704 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222704 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222704 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222704 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222704 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222704 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222704 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000222704 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000222704 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222704 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222704 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222705 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000222705 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000222705 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000222705 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222705 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222705 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222705 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222705 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222705 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222705 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222705 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000222705 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000222705 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222705 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222705 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%